Shareholder Report, Line Graph (Details) DFAJ_The Japanese Small Company Series_Single Class_TSR Annual {Single Class} - USD ($)											12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2025
The Japanese Small Company Series
Account Value [Line Items]
Line Graph and Table Measure Name											The Japanese Small Company Series
Accumulated Value	$ 16,405	$ 14,153	$ 11,922	$ 15,605	$ 13,800	$ 14,072	$ 13,470	$ 14,556	$ 11,453	$ 10,000	$ 20,785
MSCI Japan Index (net div.) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI Japan Index (net div.)
Accumulated Value	16,565	13,542	11,595	15,392	12,840	12,797	11,723	12,156	10,319	10,000	$ 20,737
MSCI Japan Small Cap Index (net div.) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI Japan Small Cap Index (net div.)
Accumulated Value	$ 15,678	$ 13,378	$ 11,802	$ 15,716	$ 13,885	$ 14,091	$ 12,891	$ 13,716	$ 11,321	$ 10,000	$ 19,517